Note 17: Executive and Board Compensation: 2013 Schedule of Executive Compensation (Tables)	12 Months Ended
May 31, 2013
Tables/Schedules
2013 Schedule of Executive Compensation

2013 Schedule of Executive Compensation

Name and Principal Position	Salary[2]	Bonus	Stock Award	Option Awards	Total Salary
Jerry G. Mikolajczyk, President/CEO/CFO	120000	0	0	0	120000
Wayne St. Cyr, Executive Vice President	120000	0	0	0	120000
Peter Matousek, VP-Investor Relations[1]	90000	0	0	0	90000
Dr. William D. Spier, Treasurer	29032	0	0	0	29032